UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	; Amendment Number:
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Willow Creek Capital Management
Address:	300 Drakes Landing Road, Suite 230
		Greenbrae, CA  94904

Form 13F File Number:	28-05387

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Aaron H. Braun
Title:	President
Phone:	415-925-3700

Signature, Place and Date of Signing:

Aaron H. Braun 		Greenbrae, CA		May 14, 2003

Report Type (Check only one.):

___	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

XXX	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
WC Capital Management, LLC

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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